Expense Example - VALUE LINE LARGER COMPANIES FOCUSED FUND, INC.	Apr. 30, 2025 USD ($)
VALUE LINE LARGER COMPANIES FOCUSED FUND, INC.
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	625
Expense Example, with Redemption, 10 Years	$ 1,417